Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Revenue
Other revenue	$ 18,047	$ 13,556	$ 36,345
Total revenue	303,922	163,440	511,529
Other income	3,490	3,672	1,063
Service cost
Procurement cost of hotels and packages services	54,760	19,146	141,404
Other cost of providing services	3,990	3,162	12,916
Personnel expenses	116,924	105,661	129,836
Marketing and sales promotion expenses	51,033	22,741	166,603
Other operating expenses	81,575	51,075	185,401
Depreciation, amortization and impairment	29,496	33,010	33,682
Impairment of goodwill			272,160
Result from operating activities	(30,366)	(67,683)	(429,410)
Finance income	9,984	12,100	3,362
Finance costs	26,326	4,798	21,433
Net finance income (costs)	(16,342)	7,302	(18,071)
Share of profit (loss) of equity-accounted investees	34	(168)	(65)
Loss before tax	(46,674)	(60,549)	(447,546)
Income tax benefit	1,107	4,507	29
Loss for the year	(45,567)	(56,042)	(447,517)
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit liability, net of tax	(426)	(199)	(346)
Equity instruments at fair value through other comprehensive income (FVOCI) - net change in fair value, net of tax	33,543	1,825	(1,979)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	33,117	1,626	(2,325)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences on foreign operations, net of tax	(18,943)	13,497	(73,252)
Total other comprehensive income that may be reclassified to profit or loss, net of tax	(18,943)	13,497	(73,252)
Other comprehensive income (loss) for the year, net of tax	14,174	15,123	(75,577)
Total comprehensive loss for the year	(31,393)	(40,919)	(523,094)
Profit (loss) attributable to:
Owners of the Company	(45,405)	(55,639)	(447,781)
Non-controlling interests	(162)	(403)	264
Loss for the year	(45,567)	(56,042)	(447,517)
Total comprehensive loss attributable to:
Owners of the Company	(31,216)	(40,531)	(523,048)
Non-controlling interests	(177)	(388)	(46)
Total comprehensive loss for the year	$ (31,393)	$ (40,919)	$ (523,094)
Loss per share (in USD)
Basic	$ (0.42)	$ (0.52)	$ (4.26)
Diluted	$ (0.42)	$ (0.52)	$ (4.26)
Air Ticketing [Member]
Revenue
Revenue	$ 88,712	$ 57,013	$ 174,361
Hotels and Packages [Member]
Revenue
Revenue	157,267	67,976	235,814
Bus Ticketing [Member]
Revenue
Revenue	$ 39,896	$ 24,895	$ 65,009